ETFMG Real Estate Tech ETF
Schedule of Investments
June 30, 2022 (Unaudited)
		Shares	Value

COMMON STOCKS - 98.8%
Australia - 9.9%
Interactive Media & Services - 7.6%
Domain Holdings Australia, Ltd.		10,683	$22,196
REA Group, Ltd.		914	70,551
Total Interactive Media & Services			92,747
Real Estate Management & Development - 2.3% (c)
PEXA Group, Ltd. (a)		3,014	28,897
Total Australia			121,644

Canada - 6.4%
Real Estate Management & Development - 6.4% (c)
Altus Group, Ltd.		775	26,847
Real Matters, Inc. (a)		1,338	5,280
Tricon Residential, Inc.		4,603	46,667
Total Real Estate Management & Development			78,794

Cayman Islands - 11.6%
Real Estate Management & Development - 7.2% (c)
KE Holdings, Inc. - ADR (a)		4,914	88,205
Software - 4.4%
Ming Yuan Cloud Group Holdings, Ltd.		33,679	53,908
Total Cayman Islands			142,113

Germany - 5.7%
Diversified Financial Services - 1.8%
Hypoport SE (a)		110	21,799
Interactive Media & Services - 3.9%
Scout24 SE (d)		922	47,335
Total Germany			69,134

Italy - 1.4%
Consumer Finance - 1.4%
Gruppo MutuiOnline SpA		686	17,340

Japan - 1.1%
Interactive Media & Services - 0.7%
GA Technologies Co., Ltd. (a)		622	6,400
LIFULL Co., Ltd.		2,293	2,755
Total Interactive Media & Services			9,155
Real Estate Management & Development - 0.4% (c)
SRE Holdings Corp. (a)		276	4,636
Total Japan			13,791

Sweden - 1.7%
Interactive Media & Services - 1.7%
Hemnet Group AB		1,657	20,361

United Kingdom - 5.5%
Interactive Media & Services - 5.5%
Rightmove PLC		9,817	67,925

United States - 55.5%
Electronic Equipment, Instruments & Components - 1.2%
SmartRent, Inc. (a)		3,343	15,110
Hotels, Restaurants & Leisure - 4.3%
Airbnb, Inc. - Class A (a)		596	53,092
Insurance - 2.3%
Hippo Holdings, Inc. (a)		9,722	8,542
Lemonade, Inc. (a)		1,057	19,301
Total Insurance			27,843
Interactive Media & Services - 3.2%
Angi, Inc. (a)		8,597	39,374
Internet & Direct Marketing Retail - 0.4%
Porch Group, Inc. (a)		1,697	4,344
Professional Services - 5.5%
CoStar Group, Inc. (a)		1,129	68,203
Real Estate Management & Development - 17.7% (c)
Compass, Inc. - Class A (a)		7,339	26,494
Doma Holdings, Inc. (a)		5,557	5,724
eXp World Holdings, Inc.		2,558	30,108
Fathom Holdings, Inc. (a)		298	2,336
Offerpad Solutions, Inc. (a)		4,197	9,149
Opendoor Technologies, Inc. (a)		7,215	33,983
Redfin Corp. (a)		1,834	15,112
WeWork, Inc. - Class A (a)		7,685	38,579
Zillow Group, Inc. - Class A (a)		1,742	55,413
Total Real Estate Management & Development			216,898
Software - 11.1%
Appfolio, Inc. - Class A (a)		554	50,215
Black Knight, Inc. (a)		1,049	68,594
Matterport, Inc. (a)		4,825	17,660
Total Software			136,469
Thrifts & Mortgage Finance - 9.8%
loanDepot, Inc. - Class A		5,334	7,681
Radian Group, Inc.		2,707	53,192
Rocket Cos., Inc. - Class A		8,035	59,137
Total Thrifts & Mortgage Finance			120,010
Total United States			681,343
TOTAL COMMON STOCKS (Cost $2,394,957)			1,212,445

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 1.29% (b)		14,812	14,812
TOTAL SHORT-TERM INVESTMENTS (Cost $14,812)			14,812

Total Investments (Cost $2,409,769) - 100.0%			1,227,257
Liabilities in Excess of Other Assets - (0.0)% (e)			(487)
TOTAL NET ASSETS - 100.0%			$1,226,770

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)			The rate shown is the annualized seven-day yield at period end.
(c)	As of June 30, 2022, the Fund had a significant portion of its assets invested in the Real Estate Management & Development industry.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2022, the market value of these securities total $47,335, which represents 3.86% of total net assets.

(e)	Less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, MJXL, MJIN, SINV, SILX, AWYX, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of June 30, 2022, SILJ held two fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

HHH
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,212,445	$-	$-	$1,212,445
Short-Term Investments	14,812	-	-	14,812
Total Investments in Securities	$1,227,257	$-	$-	$1,227,257

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.